Operating Leases (Notes)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Operating Leases
Operating Leases
Total rental expense consists of the following:

(In thousands)	2013	2012	2011
Gross rentals:
Ships and containers	$182,998	$198,137	$175,905
Other	36,682	42,252	40,879
	219,680	240,389	216,784
Sublease rentals	(4,463)	(21,961)	(5,416)
	$215,217	$218,428	$211,368

The company leases eleven cargo ships (eight refrigerated and three containerized) through mid-2014 under a sale-leaseback, with options for up to an additional five years. The company also has five additional cargo ships (three refrigerated and two containerized) under lease without extension options, with three of these scheduled to expire in late 2014 and two in late 2016. No purchase options exist on ships under operating leases. A deferred gain on the 2007 sale-leaseback of eleven refrigerated cargo ships is being recognized as a reduction of "Cost of sales" over the base term of the leases, through 2014. In 2011, the company implemented a new shipping configuration involving shipment of part of its core volume in container equipment on board the ships of certain third-party container shipping operators. As a result of this change, five chartered cargo ships were subleased until the end of 2012, and eight ship charters were not renewed for 2013. In 2011, the company accelerated $4 million of ship charter expense, net of expected sublease income, due to this reconfiguration for two ships that were taken out of the company's shipping rotation. In the first quarter of 2012, the other three ships were taken out of the shipping rotation, and the company accelerated $6 million of losses on these ship sublease arrangements, net of $2 million of related sale-leaseback gain amortization during the sublease period.
The company also leases more than 14,000 containers and approximately 3,000 to 4,000 generator sets and chassis used for inland transportation of these containers. These leases range from 5-8 years and are used for both ocean and ground transportation of bananas, other produce and other cargo. Certain of these lease arrangements include financial covenants that reference the ABL Facility described in Note 10. At December 31, 2013, the company was in compliance with these financial covenants and expects to remain in compliance for at least twelve months from the balance sheet date.
A portion of the company's operating leases of containers contain residual value guarantees under which the company guarantees a certain minimum value of the containers at the end of the lease. If the company does not exercise its purchase option at the end of the lease, and the lessor cannot sell the containers for at least the guaranteed amount, the company will have to pay the difference to the lessor. The company estimates that the residual value guarantees are approximately $18 million, $16 million and $21 million at December 31, 2013, 2012 and 2011, respectively. The company also estimates that the fair value of these residual value guarantees are nominal because the fair value of the containers at the end of the lease term is expected to exceed the residual value that was guaranteed under the lease. Therefore, the company does not expect to make payments under the residual value guarantees and has not recorded a liability in the consolidated financial statements.
Portions of the minimum rental payments for ships constitute reimbursement for ship operating costs paid by the lessor. In addition, the company incurs a significant amount of short-term rental expense related to leases of ships and farm land for growing lettuce, which are not included in the future minimum rental payments table below.
Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year at December 31, 2013 are as follows:

(In thousands)	Ships and Containers	Other	Total
2014	$82,541	$24,899	$107,440
2015	53,660	19,611	73,271
2016	47,522	17,236	64,758
2017	20,918	15,506	36,424
2018	7,657	13,032	20,689
Later years	2,418	34,454	36,872